BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Background and Basis of Presentation [Abstract]
BACKGROUND AND BASIS OF PRESENTATION	BACKGROUND AND BASIS OF PRESENTATION
Background
    Ferrari is among the world’s leading luxury brands. The activities of Ferrari N.V. (herein referred to as “Ferrari” or the “Company” and together with its subsidiaries the “Group”) and its subsidiaries are focused on the design, engineering, production and sale of luxury performance sports cars. The cars are designed, engineered and produced in Maranello and Modena, Italy, and sold in more than 60 markets worldwide through a network of 168 authorized dealers operating 188 points of sale. The Ferrari brand is licensed to a selected number of producers and retailers of luxury and lifestyle goods, with Ferrari branded merchandise also sold through a network of 18 Ferrari-owned stores and 18 franchised stores (including 14 Ferrari Store Junior), as well as on the Group’s website. To facilitate the sale of new and pre-owned cars, the Group provides various forms of financing to clients and dealers, including through cooperation and other agreements. Ferrari also participates in the Formula 1 World Championship through Scuderia Ferrari. The activities of Scuderia Ferrari are a core element of Ferrari marketing and promotional activities and an important source of innovation to support the technological advancement of Ferrari range models.
Basis of preparation
Authorization of consolidated financial statements and compliance with International Financial Reporting Standards
    These consolidated financial statements of Ferrari N.V. were authorized for issuance by the Board of Directors on February 26, 2021.
    The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, as well as IFRS as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union. The designation IFRS also includes International Accounting Standards (“IAS”) as well as all the interpretations of the International Financial Reporting Interpretations Committee (“IFRIC” and “SIC”).
The consolidated financial statements are prepared under a going concern basis and applying the historical cost method, modified as required for the measurement of certain financial instruments.
    The Group’s presentation currency is the Euro, which is also the functional currency of the Company, and unless otherwise stated information is presented in thousands of Euro.